Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sales to related parties	$ 348,725	$ 618,903
Zhejiang Zhonggong Machinery Co., Ltd. [Member]
Purchases from related parties	4,232	1,023,680
Sales to related parties		7,621
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Sales to related parties	$ 348,725	$ 611,282